UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04052

Legg Mason Partners Money Market Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: August 31
Date of reporting period: November 30, 2008

ITEM 1.           SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS MONEY
MARKET TRUST

CITI CALIFORNIA TAX FREE RESERVES

FORM N-Q
NOVEMBER 30, 2008

Citi California Tax Free Reserves

Schedule of Investments (unaudited)	November 30, 2008

Face
Amount	Security	Value
SHORT-TERM INVESTMENTS — 99.7%
Education — 19.7%
	ABAG Finance Authority for Nonprofit Corp., CA:
$ 1,395,000	Francis Parker School Project, LOC-Bank of New York, 1.000%, 12/4/08 (a)	$1,395,000
1,040,000	Valley Christian Schools, LOC-Bank of America N.A., 0.400%, 12/4/08 (a)	1,040,000
	Alameda-Contra Costa, CA, Schools Financing Authority, COP, Capital
	Improvement Financing Projects:
3,580,000	LOC-Bank of Nova Scotia, 0.750%, 12/4/08 (a)	3,580,000
1,005,000	LOC-Scotiabank, 0.750%, 12/4/08 (a)	1,005,000
	California EFA Revenue:
2,050,000	Carnegie Institution of Washington, LOC-SunTrust Bank, 0.750%,
	12/3/08 (a)	2,050,000
5,000,000	Stanford University, TECP, 0.500%, 12/1/08 (a)	5,000,000
1,000,000	California MFA Revenue, Vacaville Christian Schools, LOC-Allied Irish
	Bank PLC, 0.630%, 12/4/08 (a)	1,000,000
10,000,000	California State University, TECP, 1.420% due 12/1/08	10,000,000
700,000	California Statewide CDA, Revenue, St. Mary & All Angels School, LOC-
	Allied Irish Bank PLC, 0.700%, 12/4/08 (a)	700,000
	California Statewide Communities Development Authority Revenue:
3,000,000	Culinary Institute of America, LOC-Allied Irish Bank PLC, 0.750%,
	12/4/08 (a)	3,000,000
3,000,000	Los Angeles County Museum of Art, LOC-Wells Fargo Bank N.A.,
	0.450%, 12/3/08 (a)	3,000,000
3,700,000	Corona-Norca, CA, USD, COP, FSA, SPA-Dexia Credit Local, 4.000%,
	12/4/08 (a)	3,700,000
1,200,000	Los Angeles, CA, COP, Loyola High School, LOC-Allied Irish Bank PLC,
	1.050%, 12/4/08 (a)	1,200,000
	Total Education	36,670,000
Finance — 2.7%
	California State Economic Recovery:
1,000,000	SPA-Bank of America N.A., 0.420%, 12/1/08 (a)	1,000,000
4,000,000	SPA-Landesbank Hessen-Thuringen, 0.450%, 12/1/08 (a)	4,000,000
	Total Finance	5,000,000
General Obligation — 13.8%
1,980,000	California State, GO, Kindergarten University, LOC-Citibank N.A., State
	Street Bank & Trust Co., National Australia Bank, 0.500%, 12/4/08 (a)	1,980,000
	Commonwealth of Puerto Rico, GO, Refunding, Public Improvements:
1,800,000	FSA, SPA-Dexia Credit Local, 0.800%, 12/1/08 (a)	1,800,000
800,000	FSA, SPA-JPMorgan Chase, 3.000%, 12/4/08 (a)	800,000
5,000,000	Contra Costa County, CA, TRAN, 4.000% due 12/5/08	5,000,386
	Irvine Ranch, CA, Water District, GO, LOC-Landesbank Baden-Wurttemberg:
4,500,000	0.700%, 12/1/08 (a)	4,500,000
4,000,000	0.500%, 12/4/08 (a)	4,000,000
5,000,000	Oakland, CA, GO, TRAN, 3.000% due 7/17/09	5,044,566
	Puerto Rico Commonwealth, GO:
2,300,000	LOC-Wachovia Bank N.A., 1.000%, 12/4/08 (a)	2,300,000
300,000	Public Improvement, LOC-Wachovia Bank N.A., 0.800%, 12/1/08 (a)	300,000
	Total General Obligation	25,724,952
Hospitals — 8.9%
	California Health Facilities Financing Authority Revenue:
2,200,000	Hospital Adventist Health Systems B, LOC-Wachovia Bank N.A.,
	0.800%, 12/1/08 (a)	2,200,000
3,000,000	Stanford Hospital & Clinics, 1.800% due 6/15/09 (b)	3,000,000

See Notes to Schedule of Investments.

Citi California Tax Free Reserves

Schedule of Investments (unaudited) (continued)	November 30, 2008

Face
Amount	Security	Value
Hospitals — 8.9% (continued)
$ 7,500,000	California Statewide CDA Revenue, TECP, Kaiser Permanante, 1.750% due
	12/1/08	$7,500,000
1,300,000	Fresno, CA, Revenue, Trinity Health Credit, SPA-Landesbank Hessen-
	Thuringen, 0.900%, 12/4/08 (a)	1,300,000
2,500,000	Pleasanton, CA, COP, Assisted Living Facility Financing, LOC-Citibank
	N.A., 0.590%, 12/4/08 (a)	2,500,000
	Total Hospitals	16,500,000
Housing: Multi-Family — 5.6%
2,605,000	California Statewide CDA, MFH Revenue, Harmony Court Apartments,
	FNMA, LIQ-FNMA, 0.900%, 12/4/08 (a)(c)	2,605,000
1,700,000	Los Angeles, CA, Community RDA, MFH Revenue, Wilshire Station
	Apartments, LOC-Bank of America N.A., 0.800%, 12/1/08 (a)(c)	1,700,000
1,200,000	Pasadena, CA, CDA, MFH Revenue, Holly Street Apartments, FNMA-
	Collateralized, 0.600%, 12/4/08 (a)(c)	1,200,000
2,900,000	San Francisco City & County, CA, MFH Revenue, Folsom Dore Apartment
	Project, LOC-Citibank N.A., 0.840%, 12/1/08 (a)(c)	2,900,000
2,075,500	San Francisco, CA, City & County RDA, Multi-Family Revenue, Ocean
	Beach Apartments, LOC-Citibank N.A., 0.840%, 12/3/08 (a)(c)	2,075,500
	Total Housing: Multi-Family	10,480,500
Housing: Single Family — 0.5%
1,000,000	Los Angeles, CA, Single Family Mortgage Revenue, SPA-State Street Bank
	& Trust Co., 0.950%, 12/3/08 (a)(c)	1,000,000
Industrial Development — 10.3%
	California Infrastructure & Economic Development Bank Revenue:
12,000,000	1.700% due 4/1/09 (b)	12,000,000
	California Academy of Sciences:
700,000	LOC-Allied Irish Bank PLC, 0.500%, 12/1/08 (a)	700,000
500,000	LOC-U.S. Bank NA, 0.500%, 12/1/08 (a)	500,000
2,070,000	IDR, RCP Block & Brick, LOC-U.S. Bank NA, 1.050%, 12/4/08 (a)(c)	2,070,000
400,000	Jewish Community Center, LOC-Bank of America N.A., 0.700%,
	12/1/08 (a)	400,000
1,560,000	California MFA, IDR, Edelbrock Permanent Mold, LOC-Bank of America
	N.A., 0.950%, 12/4/08 (a)(c)	1,560,000
1,830,000	California Statewide CDA, IDR, Florestone Products Project, LOC-Wells
	Fargo Bank, 1.100%, 12/3/08 (a)(c)	1,830,000
	Total Industrial Development	19,060,000
Life Care Systems — 1.9%
1,300,000	ABAG Finance Authority for Nonprofit Corp., CA, Casa De Las Campanas,
	Radian, LOC-JPMorgan Chase, 0.500%, 12/1/08 (a)	1,300,000
2,150,000	California Statewide Community Development Corp., COP, Covenant
	Retirement Communities, LOC-LaSalle National Bank, 0.600%, 12/4/08 (a)	2,150,000
	Total Life Care Systems	3,450,000
Pollution Control — 4.6%
	California PCFA:
6,100,000	Environmental Improvement Revenue, Atlantic Richfield Co., 0.800%,
	12/3/08 (a)(c)	6,100,000
2,410,000	PCR, Refunding, ExxonMobil Project, 0.470%, 12/1/08 (a)	2,410,000
	Total Pollution Control	8,510,000
Public Facilities — 5.6%
2,915,000	Hesperia, CA, Public Financing Authority, 1993 Street Improvement Project,
	LOC-Bank of America N.A., 0.950%, 12/3/08 (a)	2,915,000

See Notes to Schedule of Investments.

Citi California Tax Free Reserves

Schedule of Investments (unaudited) (continued)	November 30, 2008

Face
Amount	Security	Value
Public Facilities — 5.6% (continued)
$ 1,325,000	Irvine, CA, Improvement Bond Act 1915, Assessment District 04-20, LOC-
	KBC Bank N.V., 0.700%, 12/1/08 (a)	$1,325,000
3,550,000	Los Angeles, CA, Municipal Improvement Corp., TECP, LOC-Bank of America, Lease Revenue,
	0.950% due 3/17/09	3,550,000
2,515,000	Orange County, CA, Improvement Bond, Assessment District No. 88-1, LOC-
	KBC Bank N.V., 0.500%, 12/1/08 (a)	2,515,000
	Total Public Facilities	10,305,000
Solid Waste — 0.8%
1,500,000	Orange County, CA, Sanitation Districts, COP, SPA-Dexia Public Finance
	Bank, 1.200%, 12/1/08 (a)	1,500,000
Tax Allocation — 8.1%
5,000,000	Los Angeles County, CA, TRAN, 3.000% due 6/30/09	5,040,403
10,000,000	Los Angeles, CA, USD, TRAN, 4.000% due 12/29/08	10,006,191
	Total Tax Allocation	15,046,594
Transportation — 3.9%
600,000	Los Angeles, CA, Regional Airports Improvement Corp. Lease Revenue,
	Sublease Los Angeles International LAX 2, LOC-Societe Generale,
	0.950%, 12/1/08 (a)	600,000
2,000,000	San Francisco County, CA, Transportation Authority, TECP, LOC-Landesbank Baden-Wurttemberg, 0.800% due
	2/18/09	2,000,000
4,700,000	San Francisco, CA, City & County Airports Commission, International
	Airport Revenue, Assured Gty., SPA-Landesbank Baden-Wurttemberg,
	1.200%, 12/3/08 (a)(c)	4,700,000
	Total Transportation	7,300,000
Utilities — 6.6%
1,700,000	California PCFA, PCR, Pacific Gas & Electric, LOC-JPMorgan Chase,
	0.500%, 12/1/08 (a)	1,700,000
	California State Department of Water Resources, Power Supply Revenue:
2,985,000	FSA, SPA-Dexia Credit Local, 4.100%, 12/4/08 (a)	2,985,000
1,665,000	FSA, LIQ-Fortis Bank S.A., 1.000%, 12/4/08 (a)	1,665,000
300,000	LIQ-Calyon & Societe Generale, 2.120%, 12/4/08 (a)	300,000
	LOC-Landesbank Hessen-Thuringen:
100,000	0.500%, 12/1/08 (a)	100,000
2,500,000	0.500%, 12/4/08 (a)	2,500,000
1,010,000	LOC-Lloyds TSB Bank PLC, 0.450%, 12/4/08 (a)	1,010,000
2,045,000	Roseville, CA, Electric Systems Revenue, COP, FSA, SPA-Dexia Credit
	Local, 2.500%, 12/4/08 (a)	2,045,000
	Total Utilities	12,305,000
Water & Sewer — 6.7%
1,700,000	East Bay, CA, MUD Water Systems Revenue, FSA, SPA-Dexia Credit Local,
	2.750%, 12/3/08 (a)	1,700,000
1,485,000	Eastern Municipal Water District, CA, Water & Sewer Revenue, COP, SPA-
	Wells Fargo Bank N.A., 0.700%, 12/4/08 (a)	1,485,000
	Metropolitan Water District of Southern California:
1,000,000	SPA-BNP Paribas, 0.450%, 12/1/08 (a)	1,000,000
1,700,000	SPA-Lloyds TSB Bank PLC, 0.650%, 12/1/08 (a)	1,700,000
1,100,000	Otay, CA, COP, Capital Projects, LOC-Landesbank Hessen, 0.450%, 12/3/08 (a)	1,100,000
2,500,000	San Diego County, CA, Water Authority, TECP, LOC-BNP Paribas, 1.650% due 2/3/09	2,500,000
1,160,000	Turlock, CA, COP, Capital Improvement & Refunding Project, LOC-Societe
	Generale, 0.500%, 12/1/08 (a)	1,160,000

See Notes to Schedule of Investments.

Citi California Tax Free Reserves

Schedule of Investments (unaudited) (continued)	November 30, 2008

Face
Amount	Security	Value
Water & Sewer — 6.7% (continued)
$ 1,745,000	West Basin, CA, Municipal Water District Revenue COP, SPA-Dexia Credit
	Local, 4.100%, 12/3/08 (a)	$1,745,000
	Total Water & Sewer	12,390,000
	TOTAL INVESTMENTS — 99.7% (Cost — $185,242,046#)	185,242,046
	Other Assets in Excess of Liabilities — 0.3%	575,486
	TOTAL NET ASSETS — 100.0%	$185,817,532

(a)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.

(b)	Variable rate security. Interest rate disclosed is that which is in effect at November 30, 2008.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax ("AMT").

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
	ABAG -	Association of Bay Area Governor

	CDA -	Community Development Authority

	COP -	Certificate of Participation

	EFA -	Educational Facilities Authority

	FNMA -	Federal National Mortgage Association

	FSA -	Financial Security Assurance - Insured Bonds

	GO -	General Obligation

	IDR -	Industrial Development Revenue

	LIQ -	Liquidity Facility

	LOC -	Letter of Credit

	MFA -	Municipal Finance Authority

	MFH -	Multi-Family Housing

	MUD -	Municipal Utilities District

	PCFA -	Pollution Control Finance Authority

	PCR -	Pollution Control Revenue

	RDA -	Redevelopment Agency

	Radian -	Radian Asset Assurance

	SPA -	Standby Bond Purchase Agreement - Insured Bonds

	TECP -	Tax Exempt Commercial Paper

	TRAN -	Tax and Revenue Anticipation Notes

	USD -	Unified School District

Ratings Table*

S&P/Moody's/Fitch**
A-1	73.4%
SP-1	14.8
VMIG1	9.5
F-1	2.3
100.0%

*	As a percentage of total investments.
**	S&P primary rating; Moody's secondary, and then Fitch.

See page 5 for definitions of ratings.

See Notes to Schedule of Investments.

Short-Term Security Ratings (unaudited)

The definitions of the applicable ratings symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)

SP-1	—	Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
A-1	—	Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

Moody’s Investors Service (“Moody’s”)

VMIG 1	—	Moody’s highest rating for issues having a demand feature— VRDO.
MIG1	—	Moody’s highest rating for short-term municipal obligations.
P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

Fitch Ratings Service (“Fitch”)

F1	—	Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.
NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

CitiSM California Tax Free Reserves (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Money Market Trust (“Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Fund Concentration. Since the Fund invests primarily in obligations of issuers within California, it is subject to possible concentration risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting California.

(b) Credit and Market Risk. The Fund may invest in instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features. Structured instruments may take the form of participation interests or receipts in underlying securities or other assets, and in some cases are backed by a financial institution serving as a liquidity provider. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, and some may be asset-backed or mortgage-backed securities. Structured instruments are a type of derivative instrument and the payment and credit qualities of these instruments derive from the assets embedded in the structure.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investment Valuation

Effective September 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

  Level 1 – quoted prices in active markets for identical investments

  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 of the 1940 Act.

The fair value of these securities may be different than the amortized cost value reported in the Schedule of Investments for the Fund. As of the date of this report, the fund continued to meet the requirements under Rule 2a-7 that permits the Fund to utilize amortized cost to value its securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	November 30, 2008	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Investments in Securities	$185,242,046	—	$185,242,046	—

3. Recent Accounting Pronouncement

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Money Market Trust

By /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: January 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: January 27, 2009

By: /s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer

Date: January 27, 2009